Acquisition of Business - Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
Cash and cash equivalents	$ 23,911
Current assets	34,892
Other assets	5,998
Capital assets	679
Goodwill	75,321
Total assets acquired	140,801
Debt assumed	5,000
Current liabilities	29,124
Other long-term liabilities	159
Net assets acquired	$ 106,518